Income taxes (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Tax Explanatory [Line Items]
Profit (loss) before taxation	€ 10,107	€ 6,844	€ 892
Tax rate (IRES) (%)	24.00%	(24.00%)	27.50%
Statutory corporation tax charge (credit) on profit or loss	€ 2,426	€ 1,643	€ 245
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,096	1,882	1,152
- impact pursuant to the write-off of deferred tax assets and recalculation of tax rates	252	(96)	397
- effect due to the tax regime provided for intercompany dividends	47	1	87
- Italian regional income tax (IRAP)	50	77	42
- effect due to non-taxable gains/losses on sales of investments	(1)	(177)	8
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009		61
- other adjustments	100	76	5
Net Tax Effect	3,544	1,824	1,691
Effective tax charge	€ 5,970	€ 3,467	€ 1,936